Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Financial Liabilities Measured at Fair Value
The following table summarizes financial assets and financial liabilities measured at fair value on a recurring basis, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value as of March 31, 2022 and December 31, 2021:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
At March 31, 2022:
Securities available for sale:
State and municipal securities	$—	$424	$—	$424
Mortgage-backed securities	—	761	—	761
U.S. Treasury bonds	—	101,082	—	101,082
Corporate bonds	—	23,951	—	23,951

Total investment securities available for sale	$—	$126,218	$—	$126,218

Asset derivatives:
Interest rate swaps	$—	$3,872	$—	$3,872
Risk participation agreements	—	1	—	1

Total asset derivatives	$—	$3,873	$—	$3,873

Liability derivatives:
Interest rate swaps	$—	$3,872	$—	$3,872
Risk participation agreements	—	37	—	37

Total liability derivatives	$—	$3,909	$—	$3,909

	Fair Value Measurements Using
(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
At December 31, 2021:
Securities available for sale:
State and municipal securities	$—	$1,094	$—	$1,094
Mortgage-backed securities	—	811	—	811
Corporate bonds	—	24,527	—	24,527

Total investment securities available for sale	$—	$26,432	$—	$26,432

Loans held for sale:	$—	$—	$2,844,441	$2,844,441

Asset derivatives:
Interest rate swaps	$—	$389	$—	$389

Total asset derivatives	$—	$389	$—	$389

Liability derivatives:
Interest rate swaps	$—	$389	$—	$389

Total liability derivatives	$—	$389	$—	$389

The following table summarizes financial assets and financial liabilities measured at fair value on a recurring basis, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value as of December 31, 2021 and 2020:

	Fair Value Measurements Using			Total Fair Value
(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
At December 31, 2021:
Securities available for sale:
State and municipal securities	$—	$1,094	$—	$1,094
Mortgage-backed securities	—	811	—	811
Corporate bonds	—	24,527	—	24,527

Total investment securities available for sale	$—	$26,432	$—	$26,432

Asset derivatives:
Interest rate swaps	$—	$389	$—	$389

Liability derivatives:
Interest rate swaps	$—	$389	$—	$389

	Fair Value Measurements Using			Total Fair Value
(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
At December 31, 2020:
Securities available for sale:
State and municipal securities	$—	$1,894	$—	$1,894
Mortgage-backed securities	—	1,027	—	1,027
Corporate bonds	—	22,674	—	22,674

Total investment securities available for sale	$—	$25,595	$—	$25,595

Loans held for sale:	$—	$—	$2,844	$2,844

Asset derivatives:
Interest rate swaps	$—	$271	$—	$271
Pay-fixed interest rate swaps	—	216	—	216

	$—	$487	$—	$487

Liability derivatives:
Interest rate swaps	$—	$271	$—	$271
Pay-fixed interest rate swaps	—	8	—	8

	$—	$279	$—	$279

Summary of Foreclosed Assets Remeasured and Recorded at Fair Value
The following table presents foreclosed assets that were remeasured and recorded at fair value:

(Dollars in thousands)	March 31, 2022	December 31, 2021
Foreclosed assets remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement	$1,666	$1,676
Write downs included in other non-interest expense	—	—

Fair value of foreclosed assets remeasured subsequent to initial recognition	$1,666	$1,676

The following table presents foreclosed assets that were remeasured and recorded at fair value:

	December 31,
(Dollars in thousands)	2021	2020
Foreclosed assets remeasured at initial recognition:
Carrying value of foreclosed assets prior to remeasurement	$—	$3,716
Charge-offs recognized in the allowance for loan losses	—	2,336

Fair value of foreclosed assets remeasured at initial recognition	$—	$1,380

Foreclosed assets remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement	$1,676	$1,997
Write downs included in other non-interest expense	—	10

Fair value of foreclosed assets remeasured subsequent to initial recognition	$1,676	$1,987

Summary of Estimated Fair Values and Carrying Values of Financial Instruments
The estimated fair values and carrying values of all financial instruments under current authoritative guidance, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value are as follows:

	March 31, 2022		December 31, 2021
(Dollars in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets
Level 2 inputs
Cash and cash equivalents	$371,320	$371,320	$327,025	$327,025
Interest bearing time deposits in other banks	132	132	131	131
Investment securities available for sale	126,218	126,218	26,432	26,432
Non-marketable securities	11,327	11,327	7,527	7,527
Accrued interest receivable	12,648	12,648	10,228	10,228
Bank-owned life insurance	26,671	26,671	26,528	26,528
Derivative instruments assets	3,873	3,873	389	389

	$552,189	$552,189	$398,260	$398,260
Level 3 inputs
Loans, including held for sale, net	$2,424,633	$2,391,904	$2,049,429	$2,023,761
Financial liabilities
Level 2 inputs
Deposits	$2,587,169	$2,587,827	$2,141,199	$2,141,999
Accrued interest payable	387	387	437	437
FHLB advances	50,000	50,000	50,000	50,000
Notes payable	81,507	81,507	1,000	1,000
Derivative instrument liabilities	3,909	3,909	389	389

	$2,722,972	$2,723,630	$2,193,025	$2,193,825

The estimated fair values and carrying values of all financial instruments under current authoritative guidance, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value are as follows:

	December 31, 2021		December 31, 2020
(Dollars in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets
Level 2 inputs
Cash and cash equivalents	$327,025	$327,025	$203,560	$203,560
Interest bearing time deposits in other banks	131	131	129	129
Investment securities available for sale	26,432	26,432	25,595	25,595
Non-marketable securities	7,527	7,527	4,407	4,407
Accrued interest receivable	10,228	10,228	13,676	13,676
Bank-owned life insurance	26,528	26,528	25,961	25,961
Derivative instruments assets	389	389	487	487

	$398,260	$398,260	$273,815	$273,815

Level 3 inputs
Loans, including held for sale, net	$2,049,429	$2,023,761	$1,546,458	$1,551,624

Financial liabilities
Level 2 inputs
Deposits	$2,141,199	$2,141,999	$1,633,831	$1,636,967
Accrued interest payable	437	437	1,215	1,215
FHLB advances	50,000	50,000	70,000	70,000
Notes payable	1,000	1,000	33,875	33,875
Derivative instrument liabilities	389	389	280	280

	$2,193,025	$2,193,825	$1,739,201	$1,742,337